Newbuildings (Details) (Construction in Progress, USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2014
Construction in Progress
Property, Plant and Equipment [Line Items]
Newbuildings beginning balance	$ 26,706
Installments and newbuilding supervision fees paid	280,037
Interest capitalized	817
Transfers to Vessels	(208,513)
Newbuildings ending balance	$ 99,047